Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.78662%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,326,318.35

Principal:
Principal Collections	$32,444,170.56
Prepayments in Full	$17,533,893.28
Liquidation Proceeds	$224,619.45
Recoveries	$0.00
Sub Total	$50,202,683.29
Collections	$56,529,001.64

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,529,001.64

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,529,001.64
Servicing Fee	$1,303,142.33	$1,303,142.33	$0.00	$0.00	$55,225,859.31
Interest - Class A-1 Notes	$589,664.32	$589,664.32	$0.00	$0.00	$54,636,194.99
Interest - Class A-2a Notes	$1,537,716.67	$1,537,716.67	$0.00	$0.00	$53,098,478.32
Interest - Class A-2b Notes	$1,208,760.62	$1,208,760.62	$0.00	$0.00	$51,889,717.70
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$49,913,467.70
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$49,548,667.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,548,667.70
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$49,348,698.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,348,698.45
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$49,203,555.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$49,203,555.87
Regular Principal Payment	$131,935,632.74	$49,203,555.87	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,529,001.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$49,203,555.87
Total					$49,203,555.87

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,203,555.87	$164.01	$589,664.32	$1.97	$49,793,220.19	$165.98
Class A-2a Notes	$0.00	$0.00	$1,537,716.67	$4.28	$1,537,716.67	$4.28
Class A-2b Notes	$0.00	$0.00	$1,208,760.62	$5.14	$1,208,760.62	$5.14
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$49,203,555.87	$31.16	$6,022,303.44	$3.81	$55,225,859.31	$34.97

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$131,935,632.74	0.4397854	$82,732,076.87	0.2757736
Class A-2a Notes	$359,000,000.00	1.0000000	$359,000,000.00	1.0000000
Class A-2b Notes	$235,000,000.00	1.0000000	$235,000,000.00	1.0000000
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,410,875,632.74	0.8935587	$1,361,672,076.87	0.8623963

Pool Information
Weighted Average APR	4.760%	4.771%
Weighted Average Remaining Term	55.41	54.61
Number of Receivables Outstanding	46,115	45,218
Pool Balance	$1,563,770,794.63	$1,513,415,876.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,426,161,116.16	$1,380,807,472.05
Pool Factor	0.9027828	0.8737123

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$132,608,404.28
Targeted Overcollateralization Amount	$182,941,228.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,743,799.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$152,235.01
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$152,235.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1168%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0003%
Prior Collection Period			0.1547%
Current Collection Period			0.1187%
Four Month Average (Current and Prior Three Collection Periods)			0.0685%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		190	$358,367.20
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$358,367.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0207%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,886.14
Average Net Loss for Receivables that have experienced a Realized Loss			$1,886.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	177	$7,280,304.13
61-90 Days Delinquent	0.05%	20	$746,503.90
91-120 Days Delinquent	0.02%	4	$242,463.77
Over 120 Days Delinquent	0.00%	1	$53,908.36
Total Delinquent Receivables	0.55%	202	$8,323,180.16

Repossession Inventory:
Repossessed in the Current Collection Period		10	$523,940.94
Total Repossessed Inventory		18	$913,526.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0573%
Prior Collection Period			0.0629%
Current Collection Period			0.0553%
Three Month Average			0.0585%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0689%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,865,159.72
2 Months Extended	154	$7,171,449.18
3+ Months Extended	16	$603,226.02

Total Receivables Extended	270	$11,639,834.92
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer